Commitments and Contingencies - Minimum Future Charter Revenue (Table) (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
July 1 to December 31, 2024	$ 266,724
2025	350,041
2026	229,276
2027	148,075
2028	100,231
2029 to 2039	263,883
Minimum charter revenues	$ 1,358,230